CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	¥ 4,176	¥ 3,977	¥ 1,832
Items that will not be reclassified subsequently to profit or loss
Fair value changes on financial assets at fair value through other comprehensive income	5,219	1,031	(675)
Currency translation differences	(1,363)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	77	261	552
Share of other comprehensive loss of an associate	(9)	(1)
Total comprehensive income for the year	8,100	5,268	1,709
Attributable to:
Equity holders of the Company	8,079	5,273	1,710
Non-controlling interests	21	(5)	(1)
Total comprehensive income for the year	¥ 8,100	¥ 5,268	¥ 1,709